Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Preferred Stock Series A Convertible Preferred Shares	Preferred Stock Series B Convertible Preferred Shares	Preferred Stock Series C Convertible Preferred Shares	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2012		13,025,765	7,247,070	0	36,453,715
Shareholders' equity, beginning balance at Dec. 31, 2012	$ 17,969	$ 5,346	$ 11,952	$ 0	$ 1,840	$ 747	$ (1,916)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)					1,658,197
Exercise of stock options	295				$ 445	(150)
Stock-based compensation	1,472					1,472
Issuance of common stock - business combination (in shares)					96,479
Issuance of common stock - business combination	404				$ 404
Vesting of restricted shares (in shares)					354,730
Vesting of restricted shares	320				$ 320
Issuance of stock (in shares)				6,886,442
Issuance of stock	69,758			$ 69,758
Net loss and comprehensive loss for the year	(4,837)						(4,837)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2013		13,025,765	7,247,070	6,886,442	38,563,121
Shareholders' equity, ending balance at Dec. 31, 2013	$ 85,381	$ 5,346	$ 11,952	$ 69,758	$ 3,009	2,069	(6,753)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	305,649				305,649
Exercise of stock options	$ 140				$ 395	(255)
Stock-based compensation	3,871					3,871
Vesting of restricted shares (in shares)					441,676
Vesting of restricted shares	651				$ 651
Net loss and comprehensive loss for the year	(22,311)						(22,311)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2014		13,025,765	7,247,070	6,886,442	39,310,446
Shareholders' equity, ending balance at Dec. 31, 2014	$ 67,732	$ 5,346	$ 11,952	$ 69,758	$ 4,055	5,685	(29,064)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	4,665,059				4,665,059
Exercise of stock options	$ 1,604				$ 3,737	(2,133)
Stock-based compensation	8,167					8,167
Vesting of restricted shares (in shares)					100,076
Vesting of restricted shares	353				$ 353
Issuance of stock (in shares)					8,855,000
Issuance of stock	136,251				$ 136,251
Conversion of shares (in shares)		(13,025,765)	(7,247,070)	(6,886,442)	27,159,277
Conversion of shares	0	$ (5,346)	$ (11,952)	$ (69,758)	$ 87,056
Net loss and comprehensive loss for the year	(18,790)						(18,790)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2015		0	0	0	80,089,858
Shareholders' equity, ending balance at Dec. 31, 2015	$ 195,317	$ 0	$ 0	$ 0	$ 231,452	$ 11,719	$ (47,854)